SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits					$ 0
Deferred tax asset					$ 221,150
Unrecognized tax benefits accrued for interest and penalties						$ 0
Effective tax rate (as a percent)	31.44%	0.00%	3.95%	0.00%	0.00%
Statutory tax rate (as a percent)			21.00%	21.00%	21.00%
Benefit from (provision for) income taxes	$ 69,477		$ 69,477